Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 85,940,728	$ 102,208,807
Accounts receivable	33,791,853	30,972,608
Income tax receivable	847,950	0
Prepaid expenses and other	3,153,012	3,278,624
Total current assets	123,733,543	136,460,039
Non-current assets
Deferred tax asset (note 17)	449,482	81,803
Other assets	248,285	0
Property and equipment (note 3)	7,117,446	5,369,619
Intangible assets (note 4)	5,228,805	3,044,278
Goodwill (note 5)	4,869,841	4,869,841
Total assets	141,647,402	149,825,580
Non-current portion	191,022	3,852,891
Deferred tax liability (note 17)	1,060,115	0
Non-current lease liabilities	3,768,191	2,148,708
Total liabilities	38,521,054	36,769,572
Equity	103,126,348	113,056,008
Total equity and liabilities	141,647,402	149,825,580
Current liabilities
Accounts payable and accrued liabilities	26,546,031	24,853,497
Income tax payable	42,567	910,165
Borrowings (note 16)	4,031,324	2,946,150
Lease obligations (note 6)	2,881,804	2,058,161
Total current liabilities	$ 33,501,726	$ 30,767,973